EARNINGS (LOSSES) PER COMMON SHARE - Schedule of Basic and Diluted Losses Per Common Share (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ATA Creativity Global	¥ (33,660,245)	$ (4,740,947)	¥ (47,892,909)	¥ (33,649,593)
Redeemable non-controlling interest redemption value accretion | ¥				(2,283,089)
Net loss available to common shareholders | ¥	¥ (33,660,245)		¥ (47,892,909)	¥ (35,932,682)
Denominator for basic loss per share:
Weighted average common shares outstanding | shares	62,789,811	62,789,811	62,753,840	62,748,095
Denominator for diluted loss per share | shares	62,789,811	62,789,811	62,753,840	62,748,095
Basic loss per common share attributable to ATA Creativity Global | (per share)	¥ (0.54)	$ (0.08)	¥ (0.76)	¥ (0.57)
Diluted loss per common share attributable to ATA Creativity Global | (per share)	¥ (0.54)	$ (0.08)	¥ (0.76)	¥ (0.57)